FEBRUARY 6, 2024
SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:
HARTFORD EMERGING MARKETS EQUITY FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2023
HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS
DATED MARCH 1, 2023, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford Emerging Markets Equity Fund and should be read in connection with your Summary Prospectus and Statutory Prospectus.
David J. Elliott, CFA announced his plan to retire and withdraw from the partnership of Wellington Management Company LLP’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Hartford Emerging Markets Equity Fund (the “Fund”). Mark A. Yarger, CFA will remain as portfolio manager for the Fund. Effective immediately, Christopher R. Grohe, CFA is added as a portfolio manager for the Fund. Accordingly, the following changes are being made to the above referenced Summary Prospectus and Statutory Prospectus:
(1) Effective immediately, under the heading “Management” in the above referenced Summary Prospectus and the heading “Hartford Emerging Markets Equity Fund Summary Section - Management” in the above referenced Statutory Prospectus, the portfolio manager table is deleted in its entirety and replaced with the following:
Portfolio Manager	Title	Involved with Fund Since
David J. Elliott, CFA*	Senior Managing Director, Co-Director of Quantitative Investments, and Director of Quantitative Portfolio Management	2015
Mark A. Yarger, CFA	Managing Director and Quantitative Analyst	2015
Christopher R. Grohe, CFA	Senior Managing Director and Associate Director of Quantitative Investments Group	2015
*
David J. Elliott, CFA announced his plan to retire and withdraw from the partnership of Wellington Management’s parent company, and effective June 30, 2024, he will no longer serve as a portfolio manager for the Fund. Mr. Elliott’s portfolio management responsibilities will transition to Mark A. Yarger, CFA and Christopher R. Grohe, CFA in the months leading up to his departure.
(2) Under the heading “The Investment Manager and Sub-Advisers –  Portfolio Managers –  Emerging Markets Equity Fund” in the above referenced Statutory Prospectus, the following information is added:
Effective June 30, 2024, Mr. Elliott will no longer serve as a portfolio manager for the Fund.
Christopher R. Grohe, CFA, Senior Managing Director, and Associate Director of Quantitative Investments Group of Wellington Management, has served as a portfolio manager of the Fund since 2024 and has been involved in securities analysis for the Fund since 2015. Mr. Grohe joined Wellington Management in 2002 and has been an investment professional since 1994.
This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.
HV-7651
February 2024